Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets [Line Items]
Fair value amounts	S/ 62,600,000		S/ 70,800,000			$ 16.7	$ 18.4
Carrying amount	18,200,000		19,800,000
Independent appraiser amount	77,200,000	$ 20.1	73,700,000	$ 19.0
Net carrying amount	38,600,000		40.6		S/ 42,600,000
Property, plant, and equipment	66,000,000		49,900,000
Amortization and interest	S/ 800,000		9,100,000		8,800,000
Impairment loss on financial assets			10,800,000
Leases	12 months	12 months
Leases amount	S/ 169,700,000		187,300,000		252,400,000
Leases of low value assets	1,700,000		1,500,000		44,400,000
Expenditure	26,700,000		45,900,000		S/ 85,800,000
Fixtures and Buildings [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets [Line Items]
Property, plant, and equipment	14,500,000
Land and Buildings [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets [Line Items]
Property, plant, and equipment	1,800,000
Machinery [member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets [Line Items]
Property, plant, and equipment			8,000,000
Mainly corresponds value			1,900,000
Machinery and Equipments [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets [Line Items]
Property, plant, and equipment			3,400,000
Asset sales	S/ 4,700,000		600,000
Various Equipment [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets [Line Items]
Asset sales			6,600,000
Buildings and Premises [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets [Line Items]
Mainly corresponds value			6,500,000
Furniture and Fixtures [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets [Line Items]
Mainly corresponds value			S/ 2,400,000